Pledged Assets and Debt - Line of Credit Facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 31, 2018	Sep. 06, 2018	Dec. 31, 2018	Jan. 15, 2019	Dec. 12, 2018	Dec. 31, 2017
Revolving credit facility
Line of Credit Facility
Deferred Issuance costs, noncurrent			$ 0
Net Principal				$ 2,000
Prepayment penalty		$ 8,261
Unamortized debt issuance costs		2,571
Revolving credit facility | Due September 2020
Line of Credit Facility
Maximum borrowing capacity		$ 45,000
Interest rate (as a percent)			9.00%
Undrawn line fee of unused commitments			9.00%
Line of credit eliminated in consolidation			$ 42,000
Revolving credit facility | Due June 2023
Line of Credit Facility
Maximum borrowing capacity					$ 42,000
Interest rate (as a percent)					9.00%
Predecessor
Line of Credit Facility
Net Principal, noncurrent						$ 45,129
Predecessor | Revolving credit due April 2019
Line of Credit Facility
Maximum borrowing capacity						47,000
Predecessor | Revolving credit facility
Line of Credit Facility
Deferred Issuance costs, noncurrent						1,871
Predecessor | Revolving credit facility | Revolving credit due April 2019
Line of Credit Facility
Principal						47,000
Principal, noncurrent						47,000
Deferred issuance costs						1,871
Deferred Issuance costs, noncurrent						1,871
Net Principal						45,129
Net Principal, noncurrent						$ 45,129
Predecessor | Revolving credit facility | Due October 2018
Line of Credit Facility
Required repayment	$ 3,000